Profit and Loss Information - Disclosure of Detailed Information About Revenue from Continuing Operations (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
ProfitAndLossInformationLineItems [Line Items]
Gross revenue	$ 61,282	$ 68,445
Rebates	(4,532)	(8,658)
Revenue	56,750	59,787
Sale of goods	56,750	59,685
Other income		102
Revenue from continuing operations	56,750	59,787
Retail [Member]
ProfitAndLossInformationLineItems [Line Items]
Sale of goods	24,425	23,427
Wholesale [Member]
ProfitAndLossInformationLineItems [Line Items]
Sale of goods	18,077	23,119
Online [Member]
ProfitAndLossInformationLineItems [Line Items]
Sale of goods	$ 14,248	$ 13,139